1(415) 856-7007
davidhearth@paulhastings.com
February 11, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: GE Institutional Funds (File Nos. 333-29337 and 811-08257)
Preliminary Proxy Statement for GE Institutional Funds
Ladies and Gentlemen:

On behalf of our client, GE Institutional Funds (the “Registrant”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy card in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the various series of the Registrant (the “Funds”) expected to be held in March 2011.

The purposes of the Special Meeting are to seek shareholder approval of various proposals related to the governance and management of the Funds, including: (1) election of two trustees to the Board of Trustees of the Registrant; (2) approval of the implementation of a “manager of managers” arrangement whereby the investment adviser to the Funds, under certain circumstances, will be able to hire and replace unaffiliated sub-advisers to the Funds without obtaining shareholder approval; (3) approval of changes to certain fundamental investment policies for the Funds; and (4) transaction of such other business as may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

It is anticipated that the proxy materials will be sent to shareholders in February 2011.
Please contact the undersigned at the number above with any comments or questions.

Sincerely,

/s/ David A. Hearth
David A. Hearth
of Paul, Hastings, Janofsky & Walker LLP